Notes Payable (Details Narrative) - USD ($) $ in Thousands										3 Months Ended		12 Months Ended
	Mar. 28, 2019	Jan. 28, 2019	Dec. 10, 2018	Dec. 06, 2018	Nov. 09, 2018	Oct. 24, 2018	Jun. 01, 2018	May 23, 2018	Mar. 19, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Convertible principal amount										$ 3,659		$ 3,199
VWAP percentage of common stock									20.00%
Gain on extinguishment of debt										1,275		1,875
Amortization of debt discount										1,091
May 2018 Notes [Member]
Convertible principal amount								$ 840		500		400
Notes payable								$ 700
Maturity date of notes					Jun. 23, 2019			Mar. 23, 2019
Debt instrument, description of event of default								Upon the occurrence of an event of default, the outstanding balance of the May 2018 Notes shall immediately increase to 120% of the outstanding balance immediately prior to the event of default and become immediately due and payable.
June 2018 Note [Member]
Convertible principal amount							$ 3,600			$ 3,159		2,448
Notes payable							$ 3,000
Maturity date of notes			Jul. 01, 2019			May 01, 2019	Apr. 01, 2019
Debt instrument, description of event of default							Upon the occurrence of an event of default, the outstanding balance of the June 2018 Note shall immediately increase to 120% of the outstanding balance immediately prior to the event of default and become immediately due and payable.
Gain on extinguishment of debt			$ 1,875
December 2018 Note [Member]
Convertible principal amount				$ 598								$ 351
Notes payable				$ 500
Maturity date of notes		Oct. 01, 2019		May 06, 2019
Debt instrument accrued interest rate				8.00%
VWAP percentage of common stock		70.00%
Fees payable to borrower		$ 527
May 2018 Notes [Member]
Maturity date of notes	Jul. 15, 2019
VWAP percentage of common stock	70.00%
Fees payable to borrower	$ 121